UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Levy Harkins & Company
Address: 570 Lexington Ave.
         New York, NY 10022
13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Lucia LoScalso
Title: Office Manager
Phone: 212-888-3030

Signature,                            Place,                and Date of Signing:


/s/ Lucia LoScalso                    570 Lex, NYC 10022        1/12/05
--------------------------------      ------------------    --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        18

Form 13F Information Table Value Total:  $232,556

List of Other Included Managers:

FORM 13F INFORMATION TABLE

                           TITLE OF                   VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER          CLASS          CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------    --------      ---------   --------  -------   ---   ----   -------  ----------  -------- -------- -------
American Express           COM           025816 10 9  16,132   286,178                Sole      None                         None
Asia Satellite Telecom.    Sponsored
                           ADR           04516X 10 6     623    33,310                Sole      None                         None
Berkshire Hathaway         CL B          084670 20 7  19,419     6,614                Sole      None                         None
Bear, Stearns & Co.        COM           073902 10 8  25,416   248,426                Sole      None                         None
Boeing Company             COM           097023 10 5   7,871   152,038                Sole      None                         None
Cabot Corporation          COM           127055 10 1   9,279   239,900                Sole      None                         None
Countrywide Financial Co.  COM           222372 10 4  21,803   589,104                Sole      None                         None
Echostar Comm.             CL A          278762 10 9  24,435   735,109                Sole      None                         None
Ethan Allen Interiors      COM           297602 10 4   9,318   232,823                Sole      None                         None
Geron Corporation          COM           374163 10 3   5,377   674,673                Sole      None                         None
Fidelity National Fin.     COM           316326 10 7  20,804   455,532                Sole      None                         None
Gannett Incorporated       COM           364730 10 1  11,870   145,290                Sole      None                         None
Moody's Corporation        COM           615369 10 5  14,681   169,039                Sole      None                         None
Qualcomm Inc.              COM           747525 10 3  17,986   424,205                Sole      None                         None
Scotts CO                  CL A          810186 10 6  10,921   148,540                Sole      None                         None
Traffix, Inc.              COM           892721 10 1     455    71,650                Sole      None                         None
Regis Corp.-MINN           COM           758932 10 7  14,671   317,906                Sole      None                         None
Worldpoint Terminals       COM           981912 20 7   1,495   451,800                Sole      None                         None